Schedule of deferred tax (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Deferred tax assets	$ 4,405	$ 4,099	$ 5,136
Deferred tax liabilities	(2,572)	(2,873)	(2,232)
Net deferred tax asset	$ 1,833	$ 1,226	$ 2,904